Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before tax	£ 1,349	£ 2,100	£ 1,874
Non-cash items included in profit
– Depreciation and amortisation	300	290	296
– Loss from disposal of mortgage portfolio	31	0	0
– Provisions for other liabilities and charges	689	335	419
– Impairment losses	94	195	284
– Other non-cash items	65	(749)	1,497
– Pension charge for defined benefit pension schemes	13	13	28
Total adjustments to reconcile profit (loss)	1,192	84	2,524
Net change in operating assets and liabilities:
– Cash and balances at central banks	731	(88)	275
– Derivative assets	228	975	(726)
– Other financial assets at fair value through profit or loss	130	40	877
– Loans and advances to banks and customers	8,065	12,112	(9,966)
– Reverse repurchase agreements - non-trading	2,130	(5,120)	5,335
– Other assets	118	(141)	(574)
– Deposits by banks and customers	(16,059)	(13,504)	(3,128)
– Repurchase agreements - non-trading	206	429	(3,684)
– Derivative liabilities	(116)	(133)	174
– Other financial liabilities at fair value through profit or loss	179	102	(973)
– Debt securities in issue	212	962	3,120
– Other liabilities	(1,403)	(67)	(98)
Net change in operating assets and liabilities	(5,579)	(4,433)	(9,368)
Corporation taxes paid	(240)	(537)	(405)
Effects of exchange rate differences	(53)	(518)	1,383
Net cash flows from operating activities	(3,331)	(3,304)	(3,992)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(528)	(385)	(496)
Proceeds from sale of property, plant and equipment and intangible assets	148	175	159
Purchase of financial assets at amortised cost and financial assets at FVOCI	(10,343)	(10,899)	(2,884)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	6,183	8,362	3,023
Net cash flows from investing activities	(4,540)	(2,747)	(198)
Cash flows from financing activities
Issue of other equity instruments	400	0	750
Issue of debt securities and subordinated notes	8,425	5,276	4,794
Issuance costs of debt securities and subordinated notes	(28)	(18)	(16)
Repayment of debt securities and subordinated notes	(6,539)	(3,539)	(3,076)
Repurchase of other equity instruments	(500)	0	(985)
Dividends paid on ordinary shares	(1,311)	(1,530)	(1,014)
Dividends paid on preference shares and other equity instruments	(129)	(123)	(150)
Principal elements of lease payments	(33)	(47)	(26)
Net cash flows from financing activities	285	19	277
Change in cash and cash equivalents	(7,586)	(6,032)	(3,913)
Cash and cash equivalents at beginning of the year	36,781	42,871	46,715
Effects of exchange rate changes on cash and cash equivalents	(14)	(58)	69
Cash and cash equivalents at the end of the year	29,181	36,781	42,871
Cash and cash equivalents consist of:
Cash and balances at central banks	29,881	38,214	44,190
Less: restricted balances	(1,580)	(2,311)	(2,223)
Cash and bank balances at central banks less regulatory minimum cash balances	28,301	35,903	41,967
Other cash equivalents: Loans and advances to banks - Non-trading	880	878	904
Cash and cash equivalents at the end of the year	£ 29,181	£ 36,781	£ 42,871